STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share-Based Payment Arrangement [Abstract]
Unrecognized share-based compensation cost	$ 18.7
Expected period for recognition	1 year 3 months 14 days
Severance expenses	$ 6.7	$ 6.3	$ 8.8